SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Changes in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Shareholders’ equity, opening balance	$ 243.6	$ 146.1	$ 142.7
Issuance of common shares in business combination	1.5
Exercise of stock options	3.1	1.2	0.1
Net income	143.6	96.1	21.6
Share-based compensation	6.6	2.0	3.3
Shareholders’ equity, closing balance	399.1	243.6	146.1
Share capital
Shareholders’ equity, opening balance	106.1	103.3	60.2
Issuance of common shares in business combination	1.5
Exercise of stock options	5.0	2.8	0.1
Shareholders’ equity, closing balance	112.6	106.1	103.3
Contributed Surplus
Shareholders’ equity, opening balance	4.5	4.1	57.7
Exercise of stock options	(1.9)	(1.6)
Share-based compensation	6.6	2.0	3.3
Shareholders’ equity, closing balance	9.2	4.5	4.1
Retained earnings
Shareholders’ equity, opening balance	136.1	40.0	25.5
Net income	143.6	96.1	21.6
Shareholders’ equity, closing balance	279.7	136.1	40.0
Parent company
Shareholders’ equity, opening balance	243.6	146.1	142.7
Issuance of common shares in business combination	1.5
Redemption of common and preferred shares			(121.5)
Issuance of subordinate voting shares			100.5
Exercise of stock options	3.1	1.2	0.1
Net income	144.3	94.3	21.0
Share-based compensation	6.6	2.0	3.3
Shareholders’ equity, closing balance	399.1	243.6	146.1
Parent company | Share capital
Shareholders’ equity, opening balance	106.1	103.3	60.2
Issuance of common shares in business combination	1.5
Redemption of common and preferred shares			(57.5)
Issuance of subordinate voting shares			100.5
Exercise of stock options	5.0	2.8	0.1
Shareholders’ equity, closing balance	112.6	106.1	103.3
Parent company | Contributed Surplus
Shareholders’ equity, opening balance	4.5	4.1	57.7
Redemption of common and preferred shares			(56.9)
Exercise of stock options	(1.9)	(1.6)
Share-based compensation	6.6	2.0	3.3
Shareholders’ equity, closing balance	9.2	4.5	4.1
Parent company | Retained earnings
Shareholders’ equity, opening balance	133.0	38.7	24.8
Redemption of common and preferred shares			(7.1)
Net income	144.3	94.3	21.0
Shareholders’ equity, closing balance	$ 277.3	$ 133.0	$ 38.7